Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18 – SEGMENT INFORMATION

The Company currently has two operating segments, (i) Gujia, MM Future, HC Securities and MMBD Advisory provide market data services and fund management services, and (ii) MM Global operates as an introducing broker that clears all transactions through a clearing broker dealer and earns commission income and other related income from customers. Unallocated amounts that do not relate to an operating segment have been allocated to “Unallocated.” Since most of the Company’s long-lived assets are located in the PRC, no geographical information on long-lived assets is presented. Refer to Note 3 for disaggregated revenue information by geographical region attributed on the basis of the location where the revenue is originated.

The following tables present summary information by segment:

	Gujia, MM Future, HC Securities and MMBD Advisory	MM Global	Unallocated	Total
Year Ended December 31, 2021
REVENUE	$260,678	$392,358	$-	$653,036

GROSS PROFIT	$119,376	$392,358	$-	$511,734

NET LOSS	$(4,008,966)	$(451,204)	$(2,590,585)	$(7,050,755)

DEPRECIATION AND AMORTIZATION	$40,130	$-	$-	$40,130
CAPITAL EXPENDITURE	$37,068	$-	$-	$37,068

Year Ended December 31, 2020
REVENUE	$94,637	$647,488	$-	$742,125

GROSS PROFIT	$87,232	$647,488	$-	$734,720

NET INCOME (LOSS)	$(1,576,531)	$46,280	$(1,651,345)	$(3,181,596)

DEPRECIATION AND AMORTIZATION	$54,576	$-	$-	$54,576
CAPITAL EXPENDITURE	$18,379	$-	$-	$18,379

Year Ended December 31, 2019
REVENUE	$161,832	$38,965	$-	$200,797

GROSS PROFIT	$70,942	$38,965	$-	$109,907

NET LOSS	$(1,264,273)	$(36,418)	$(942,543)	$(2,243,234)

DEPRECIATION AND AMORTIZATION	$25,839	$-	$-	$25,839
CAPITAL EXPENDITURE	$129,800	$-	$-	$129,800

As of December 31, 2021
TOTAL ASSETS	$6,204,026	$121,358	$8,262,117	$14,587,501
As of December 31, 2020
TOTAL ASSETS	$2,912,884	$295,064	$502,324	$3,710,272